             AIM TAX-FREE INTERMEDIATE FUND - CLASS A AND A3 SHARES

                         Supplement dated July 5, 2005
             to the Prospectus dated July 30, 2004 as supplemented
              July 30, 2004, September 8, 2004, October 12, 2004,
        December 29, 2004 (Supplement A), March 2, 2005 and July 1, 2005

This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES
 -----------------------------------------------------------------------------------------------------------------

 (fees paid directly from                                                                   CLASS A    CLASS A3
 your investment)

 -----------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering price)                                                          1.00%      None

 Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price or redemption proceeds,
 whichever is less)                                                                           None       None

 -----------------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES(1)
 -----------------------------------------------------------------------------------------------------------------

 (expenses that are deducted                                                                CLASS A    CLASS A3
 from fund assets)

 -----------------------------------------------------------------------------------------------------------------
 Management Fees                                                                               0.30%     0.30%

 Distribution and/or

 Service (12b-1) Fees(2)                                                                       None      0.25

 Other Expenses(3)                                                                             0.11      0.11

 Total Annual Fund Operating Expenses                                                          0.41      0.66
 -----------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A3 shares to 0.25% effective July 1, 2005. Distribution and/or Service (12-b-1) Fees reflect this agreement.

(3) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other Expenses have been restated to reflect the changes in fees under the new agreements.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR      3 YEARS        5 YEARS         10 YEARS
        ------------------------------------------------------------------------
        Class A     $   142      $ 230          $ 328           $  612

        Class A3         67        211            368              822
        ------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 0.41%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
  Return
  Before
  Expenses      5.00%      10.25%      15.76%      21.55%      27.63%      34.01%       40.71%      47.75%      55.13%      62.89%

Cumulative
  Return
  After
  Expenses      4.59%       9.39%      14.41%      19.66%      25.16%      30.90%       36.91%      43.19%      49.77%      56.64%

End of Year
  Balance    $10,459.00  $10,939.07  $11,441.17  $11,966.32  $12,515.58  $13,090.04   $13,690.87  $14,319.28  $14,976.54  $15,663.96

Estimated
  Annual
  Expenses     $41.94      $43.87      $45.88      $47.99      $50.19      $52.49       $54.90      $57.42      $60.06      $62.81
------------------------------------------------------------------------------------------------------------------------------------

CLASS A3--
ANNUAL
EXPENSE
RATIO 0.66%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
  Return
  Before
  Expenses      5.00%      10.25%      15.76%      21.55%      27.63%      34.01%       40.71%      47.75%      55.13%      62.89%

Cumulative
  Return
  After
  Expenses      4.34%       8.87%      13.59%      18.52%      23.67%      29.03%       34.63%      40.48%      46.57%      52.94%

End of Year
  Balance    $10,434.00  $10,886.84  $11,359.32  $11,852.32  $12,366.71  $12,903.42   $13,463.43  $14,047.75  $14,657.42  $15,293.55

Estimated
  Annual
  Expenses     $67.43      $70.36      $73.41      $76.60      $79.92      $83.39       $87.01      $90.79      $94.73      $98.84"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."